STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended			12 Months Ended
	Jul. 30, 2021	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2021	Jun. 01, 2021	Apr. 14, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized													170,000,000	170,000,000		170,000,000	170,000,000	170,000,000	300,000,000	170,000,000
Number of warrants to purchase common stock													4,978	377,818		4,978	377,818	4,978
Stock Issued During Period, Value, New Issues											$ 13,683,000	$ 8,550,000					$ 22,233,000	$ 11,066,000
Gross proceeds from common stock															$ 28,115,000		$ 28,115,000	$ 15,496,000
Common stock, par value													$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Warrants exercise price													29.76	$ 20.00		$ 29.76	$ 24.00	29.76
Proceeds from sale of common shares							$ 10,825,000									$ 31,113,000
Warrants exercise price							$ 68.80		$ 51.20
Net proceeds from offering							$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000						$ 1,583,000
ATM Program [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from offering					$ 1,531,000		737,000
Proceeds from commissions received							$ 25,000		$ 52,000
Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price		$ 56.00				$ 56.00					$ 56.00				$ 56.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized														300,000,000			300,000,000
Share price per share								$ 24.00		$ 84.00
Stock Issued During Period, Shares, New Issues			333,333
Number of common stock shares sold								383,333		125,000
Proceeds from sale of common shares										$ 10,500,000
Net proceeds from offering																	$ 3,800,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock								191,667
Warrants exercise price														$ 56.00			$ 56.00
Warrants exercise price								$ 28.00		$ 100.00
Warrants and rights outstanding term								5 years													5 years
November 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock			166,667
Proceeds from sale of common shares				$ 9,200,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized																			170,000,000
Warrants exercise price													0			$ 0		0
Minimum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized		170,000,000				170,000,000					170,000,000				170,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized																			300,000,000
Warrants exercise price													$ 29.76			$ 29.76		$ 29.76
Maximum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized		300,000,000				300,000,000					300,000,000				300,000,000
Maximum [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock										62,500
Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock purchased													140,525
Gross proceeds from common stock													$ 5,100,000
Proceeds from netted legal fees													$ 50,000
Purchase Agreement [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		175,065				175,065					175,065				175,065
Warrants exercise price		$ 56.00				$ 56.00					$ 56.00				$ 56.00
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Agreement description	Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $
Common stock, authorized	20,000,000
Share price per share	$ 8.00
Stock Issued During Period, Shares, New Issues	13,553
Stock Issued During Period, Value, New Issues	$ 600,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock	12,500
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock	1,000,000
Securities Purchase Agreements [Member] | Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share		63.29				63.29					63.29				63.29
Common stock, par value		0.001				0.001					0.001				0.001
Securities Purchase Agreements [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share		63.37				$ 63.37					63.37				63.37
Number of common stock shares sold						219,718
Common stock, par value		$ 0.001				$ 0.001					$ 0.001				$ 0.001
Pre-funded warrants to purchase common shares		95,899				95,899					95,899				95,899
Ownership percentage		9.99%				9.99%					9.99%				9.99%
Securities Purchase Agreements [Member] | Maximum [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		140,552				140,552					140,552				140,552
Definitive Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		140,552				140,552					140,552				140,552
Definitive Agreements [Member] | April 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		175,065				175,065					175,065				175,065
Proceeds from sale of common shares		$ 20,000,000